Income Tax (Tables)	6 Months Ended
Jun. 30, 2026
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	330	301	737	648
In respect of prior period U.K.	—	24	—	24

	330	325	737	672
Deferred tax:
In respect of current period U.S.	3	3	6	9

Income tax credit	333	328	743	681

	June 30, 2026	December 31, 2025
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	2,496	1,759
U.S. tax	2	2

	2,498	1,761

Deferred tax asset
U.S. deferred tax asset	125	117